Note 4 - Future operations	9 Months Ended
Apr. 30, 2013
Notes to Financial Statements
Note 3 - Future operations

Note 4 – Future operations:

On October 1, 2010, the Company entered into a Memorandum of Understanding (the “MOU”), as amended October 30, 2011,  with Mr. Konstantntinos Papadias (“Papadias”), a resident of Tyros, Greece, whereunder Papadias agreed to make available a total of 150,000 square meters of land in the Municipality of Tyros, Greece for the implementation of a Photovoltaic Park. The MOU further provides that:

(1)	The Company, at its sole expense, conduct research on the feasibility of the Photovoltaic Park (the “Study”) to determine the viability of the project and potential for annual electric output to be reviewed by Papadias no later than 12 months from the date of the MOU ;
(2)	Papadias allow unobstructed access to the land area for purposes of such feasibility study and provide ownership documentation, land titles and other such documentation as to confirm the land available for development free of any burden or barrier to development;

(3)	Following the completion of the Study, should the viability of the proposed Photovoltaic Park be confirmed, the parties agree to enter into a Cooperation Contract whereby the land will be subject to a long-term lease, the parties agree to cooperate to obtain any and all necessary licenses, and any and all such other terms to be negotiated at that time.

In consideration of the above noted terms, the Company agrees to pay to Papadias the sum of 100 Euros upon execution of the MOU; a further 100,000 Euros over a period of ten (10) years commencing twelve months from the original signing of the agreement; and, a royalty of 5% of any net revenues derived from any operations on the leased lands.  Subsequent to the fiscal year ended July 31, 2011, on October 31, 2011, the Company and Papadias amended the MOU to allow for a term of twenty-four (24) months to complete the Study and for payments to commence.  The Company has completed the study  expects to renegotiate the agreement with Papadias prior to October 31, 2013.